Plan of Merger	6 Months Ended
Jun. 30, 2014
Notes to Financial Statements
Plan of Merger

NOTE 8 – PLAN OF MERGER

On March 10, 2014, Nanoholding entered into an Agreement and Plan of Merger and Exchange (the “Merger Agreement”) with Applied Nanotech Holdings, Inc., a Texas corporation (the “Applied Nano”), together with its wholly owned subsidiaries PEN INC, a Delaware corporation (“PEN”) and NanoMerger Sub Inc., a Delaware corporation (“Merger Sub”) and with Carl Zeiss, Inc. (“Zeiss”), the Class Z member of Nanofilm, pursuant to which, subject to the terms and conditions of the Merger Agreement, Nanoholding will merge with and into Merger Sub and become a wholly-owned subsidiary of PEN (the “Merger”) with Nanoholding shareholders receiving Class A and Class B common shares of PEN, and Applied Nano will merge with and into PEN for re-domestication purposes. Immediately thereafter Zeiss will exchange its interest in Nanofilm for Class Z common shares of PEN. If additional Class A common shares or Class B common shares or other common equivalents of PEN are issued, the holder of the Class Z common shares has the right to purchase additional Class Z common shares necessary to prevent dilution of the Class Z shareholder as a percentage of the total common equivalent. Applied Nano provides nanotechnology research and development services. Upon completion of the Merger, current stockholders of Applied Nano and holders of certain debt convertible into Applied Nano’s common stock are expected to receive approximately 38% of PEN’s outstanding common stock and stockholders of Nanoholding and Zeiss are expected to receive approximately 62% of PEN’s outstanding common stock. Consummation of the Merger is subject to certain conditions, including (i) approval by the holders of at least a majority of Applied Nano’s common stock, (ii) payment or conversion of all of Applied Nano’s debt that is convertible into its equity securities (exclusive of the any securities issued as part of the Bridge Financing), and (iii) the absence of any law restraining, enjoining or prohibiting the Merger. Moreover, each party’s obligation to consummate the Merger and the exchange is subject to certain other conditions including (a) the accuracy of the other parties’ representations and warranties (subject to customary materiality qualifiers) and (b) the other parties’ material compliance with its covenants and agreements contained in the Merger Agreement. The Company intends to treat this transaction as a reverse acquisition using the acquisition method of accounting with the Company as the acquirer for accounting purposes.